                          DELAWARE GROUP EQUITY FUNDS V

                         Delaware Retirement Income Fund
                       Delaware Small Cap Contrarian Fund

                            Supplement to the Funds'
                     Class A, Class B and Class C Prospectus
                             dated January 31, 2002


The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this prospectus to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class A sales charge and Class C CDSC and maximum purchase amount are not affected.

Delaware Retirement Income Fund only:

The following, which reflects the new sales charges described above, replaces the fee tables on pages 4 and 5 of the Prospectus under "Profile: Delaware Retirement Income Fund":

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

-------------------------------------------------------------------------------------------
CLASS                                                        A          B          C
-------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a
percentage of offering price                                 5.75%      none       none
-------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or redemption
price, whichever is lower                                    none(1)    4.00%(2)   1.00%(3)
-------------------------------------------------------------------------------------------

Maximum sales charge (load) imposed on
reinvested dividends                                         none       none       none
-------------------------------------------------------------------------------------------
Redemption fees                                              none       none       none
-------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

-------------------------------------------------------------------------------------------
Management fees                                              0.65%      0.65%      0.65%
-------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)                     0.30%      1.00%      1.00%
-------------------------------------------------------------------------------------------
Other expenses                                               0.10%      0.10%      0.10%
-------------------------------------------------------------------------------------------
Total operating expenses(5)                                  1.05%      1.75%      1.75%
-------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


----------------------------------------------------------------------------------------------
CLASS(7)                    A           B                  B            C                   C
                                               (if redeemed)                    (if redeemed)
----------------------------------------------------------------------------------------------
1 year                   $676        $178               $578         $178                $278
----------------------------------------------------------------------------------------------
3 years                  $890        $551               $826         $551                $551
----------------------------------------------------------------------------------------------
5 years                $1,121        $949             $1,174         $949                $949
----------------------------------------------------------------------------------------------
10 years               $1,784      $1,878             $1,878       $2,062              $2,062
----------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through November 30, 2002.
(5) The investment manager has agreed to waive fees and pay expenses through May 31, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets. The fees and expenses shown in the table above do not reflect the voluntary expense caps by the manager and by the distributor noted in footnote 4. The following table shows operating expenses which are based on the most recently completed fiscal year and reflect the manager's and distributor's current fee waivers and payments.

         -------------------------------------------------------------------------------------------------------------------
                       Fund operating expenses including voluntary expense caps in effect until May 31, 2002
         CLASS                                                             A                    B                         C
         -------------------------------------------------------------------------------------------------------------------
         Management fees                                                .65%                 .65%                      .65%
         -------------------------------------------------------------------------------------------------------------------
         Other expenses                                                 .10%                 .10%                      .10%
         -------------------------------------------------------------------------------------------------------------------
         Total operating expenses                                       .75%                 .75%                      .75%
         -------------------------------------------------------------------------------------------------------------------

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense caps and waivers described in footnotes 4 and 5.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Small Cap Contrarian Fund only:

The following, which reflects the new sales charges described on the first page of this supplement, replaces the fee tables on pages 4 and 5 of the Prospectus under "Profile: Delaware Small Cap Contrarian Fund":

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------------------------------------------------
CLASS                                                          A           B          C
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases as a percentage of offering price                    5.75%       none       none
------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                            none(1)   4.00%(2)   1.00%(3)
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends
                                                                none       none       none
------------------------------------------------------------------------------------------------
Redemption fees                                                 none       none       none
------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------------------------------
Management fees                                                0.75%      0.75%      0.75%
------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)                       0.30%      1.00%      1.00%
------------------------------------------------------------------------------------------------
Other expenses                                                 0.13%      0.13%      0.13%
------------------------------------------------------------------------------------------------
Total operating expenses(5)                                    1.18%      1.88%      1.88%
------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


 ------------------------------------------------------------------------------------------------
 CLASS(7)       A                    B                   B             C                      C
                                             (if redeemed)                         (if redeemed)
 ------------------------------------------------------------------------------------------------
 1 year               $688        $191                $591           $191                   $291
 ------------------------------------------------------------------------------------------------
 3 years              $928        $591                $866           $591                   $591
 ------------------------------------------------------------------------------------------------
 5 years            $1,187      $1,016              $1,241         $1,016                 $1,016
 ------------------------------------------------------------------------------------------------
 10 years           $1,924      $2,018              $2,018         $2,201                 $2,201
 ------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge. 4 The Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through November 30, 2002.
(5) The investment manager has agreed to waive fees and pay expenses through May 31, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets. The fees and expenses shown in the table above do not reflect the voluntary expense caps by the manager and by the distributor noted in footnote 4. The following table shows operating expenses which are based on the most recently completed fiscal year and reflects the manager's and distributor's current fee waivers and payments.

  -----------------------------------------------------------------------------------------------------------------------
                   Fund operating expenses including voluntary expense caps in effect until May 31, 2002
  CLASS                                                                                  A          B          C
  -----------------------------------------------------------------------------------------------------------------------
  Management fees                                                                          0.62%      0.62%      0.62%
  -----------------------------------------------------------------------------------------------------------------------
  Distribution and service (12b-1) fees                                                    none       none       none
  -----------------------------------------------------------------------------------------------------------------------
  Other expenses                                                                           0.13%      0.13%      0.13%
  -----------------------------------------------------------------------------------------------------------------------
  Total operating expenses                                                                 0.75%      0.75%      0.75%
  -----------------------------------------------------------------------------------------------------------------------

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense caps and waivers described in footnotes 4 and 5.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Retirement Income Fund and Delaware Small Cap Contrarian Fund:

The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share class - CLASS B" on pages 14 and 13, respectively, of the Delaware Retirement Income Fund and Delaware Small Cap Contrarian Fund prospectuses:

CLASS B

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.


The date of this Supplement is September 16, 2002.